(Details) R$ in Millions, $ in Millions, $ in Millions			1 Months Ended											6 Months Ended	12 Months Ended					60 Months Ended	156 Months Ended
	Dec. 31, 2018 USD ($)	Aug. 08, 2012 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	May 31, 2014 USD ($)	Dec. 31, 2007 USD ($)	Jun. 30, 2019 USD ($) claim	Dec. 31, 2018 USD ($) claim	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD ($)	Dec. 31, 2018 USD ($) claim	Dec. 31, 2014 claim	Oct. 31, 2011 USD ($)
ArcelorMittal Brasil S.A. | Deductions for SUDENE certificates
Disclosure of other provisions [line items]
Damages sought	$ 163.0	$ 6.0											$ 451.0
Damages sought, penalties accrued																						$ 77.0
ArcelorMittal Brasil S.A. | Tax assessments related to amortization of goodwill
Disclosure of other provisions [line items]
Damages sought						$ 155.0	R$ 620
Write off, net operating loss carryforward											$ 251.0
ArcelorMittal Brasil S.A. | Lawsuit against federal revenue related to tax for additional freight for renewal of Brazilian Merchant Navy
Disclosure of other provisions [line items]
Damages sought			$ 0.3					$ 22.0									$ 55.0
ArcelorMittal Brasil S.A. | Value added tax
Disclosure of other provisions [line items]
Damages sought														$ 4.0
Lawsuit period (in years)														20 years
Deposit held, amount	$ 49.0					$ 49.0									$ 49.0					$ 49.0
Number of tax assessments or claims | claim																				6
Number of claims settled partially favorably | claim																				2
Number of claims settled unfavorably | claim																				2
Number of tax assessments or claims pending | claim																				2
ArcelorMittal Brasil S.A. | Credits for social security taxes
Disclosure of other provisions [line items]
Damages sought																				$ 54.0
ArcelorMittal Comercializadora de Energia | Tax credits on interstate sales of electricity
Disclosure of other provisions [line items]
Damages sought											$ 57.0	$ 51.0
ArcelorMittal Comercializadora de Energia | Retroactive application of new law
Disclosure of other provisions [line items]
Reduction in damages sought					$ 9.0					$ 18.0
ArcelorMittal Las Truchas | Provision for taxes other than income tax
Disclosure of other provisions [line items]
Damages sought									$ 90.0
Acindar Industria Argentina de Aceros S.A. | Other legal claims and contingencies
Disclosure of other provisions [line items]
Damages sought														$ 118.0
Number of tax assessments or claims | claim																					39,000,000
Number of tax assessments or claims pending | claim														23
Number of pending claims within administrative branch of Customs Office Authority | claim														5
Number of pending claims appealed | claim															18
Tax Year 2007 | ArcelorMittal México S.A. de C.V. | Corporate income tax and incorrect deductions of interest and certain payments
Disclosure of other provisions [line items]
Damages sought																$ 22.0
Tax Year 2009 | ArcelorMittal México S.A. de C.V. | Corporate income tax and incorrect deductions of interest and certain payments
Disclosure of other provisions [line items]
Damages sought																$ 27.0
Canada | Other legal claims and contingencies
Disclosure of other provisions [line items]
Damages sought																		$ 764.0	$ 1,000.0
Amount awarded to other party				$ 6.5